SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Schedule of estimated useful life of property, plant and equipment

The property, plant and equipment are depreciated on a straight-line basis over the following estimated useful lives after taking into account the residual values:

Leasehold improvement	20 years
Motor vehicles	5 years
Furniture and fixtures	5 years

Summary of conversion rates

The conversion rates between US$ and other foreign currency are as follows:

Exchange rate for the year 2018
	USD/EUR	USD/JPY	USD/CAD	USD/RMB	USD/HKD
In consolidated statements of financial position	0.8737	110.3400	1.3629	6.8755	7.8316
In consolidated statements of profit or loss and other comprehensive income	0.8494	110.3275	1.2997	6.6292	7.8377

Exchange rate for the year 2019
	USD/EUR	USD/JPY	USD/CAD	USD/RMB	USD/HKD
In consolidated statements of financial position	0.8907	108.6700	1.2962	6.9618	7.7894
In consolidated statements of profit or loss and other comprehensive income	0.8943	109.0075	1.3232	6.9014	7.8335